Contingent Consideration and Consideration Payable (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 20, 2025	Jul. 20, 2024	Jul. 20, 2023	Dec. 31, 2022	Apr. 20, 2022	Oct. 31, 2021
Restructuring Cost and Reserve [Line Items]
Additional contingent consideration							$ 2,400,000
Earn out payments percentage				10.00%	10.00%	10.00%
Earn out payment				$ 120,000,000	$ 120,000,000	$ 120,000,000
Total earnout								$ 3,972,000
Current portion of related party consideration payable	$ 1,355,000	$ 855,000	$ 1,355,000
Earnout payments	855,000		855,000
Contingent consideration outstanding, current	$ 500,000	500,000
Contingent consideration outstanding, non-current		$ 855,000	2,400,000
Common stock issued value			$ 1,900,000
Anderson Development SB, LLC. [Member]
Restructuring Cost and Reserve [Line Items]
Investment amount percentage									200.00%
Anderson Development SB, LLC. [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of membership interest acquired									100.00%